Subordinated liabilities - HSBC's subsidiaries subordinated liabilities in issue (Details)		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 MYR (RM)	Nov. 30, 2022 USD ($)	Nov. 30, 2019 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities		$ 2,642,520,000,000	$ 2,623,757,000,000
Repayments of subordinated liabilities	[1]	1,777,000,000	864,000,000	$ 3,538,000,000
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		31,926,000,000	30,587,000,000
Issued by HSBC subsidiaries
Disclosure of financial liabilities [line items]
Repayments of subordinated liabilities		11,000,000
Issued by HSBC subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		6,094,000,000	9,112,000,000
Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities		127,985,000,000	122,531,000,000
Repayments of subordinated liabilities		0	0	$ 1,500,000,000
Issued by HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		25,832,000,000	21,475,000,000
Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		26,427,000,000	22,659,000,000
7.625% Subordinated Notes due 2032 (US404280AF65) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount		$ 264,000,000
Borrowings interest rate		7.625%			7.625%	7.625%
Financial liabilities		$ 308,000,000	536,000,000
Borrowings		264,000,000					$ 488,000,000
7.35% Subordinated Notes due 2032 (US404280AE90) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount		$ 125,000,000
Borrowings interest rate		7.35%			7.35%	7.35%
Financial liabilities		$ 143,000,000	241,000,000
Borrowings		125,000,000					$ 222,000,000
Guaranteed By HSBC Holdings | Issued by HSBC subsidiaries | – preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities		900,000,000	900,000,000
Guaranteed By HSBC Holdings | 10.176% non-cumulative step-up perpetual preferred securities, series 23 | Issued by HSBC subsidiaries | – preferred securities
Disclosure of financial liabilities [line items]
Notional amount		900,000,000
Financial liabilities		$ 900,000,000	900,000,000
Preferred securities rate		10.176%			10.176%	10.176%
Guaranteed By HSBC Bank plc | Issued by HSBC subsidiaries | – preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities		$ 684,000,000	947,000,000
Guaranteed By HSBC Bank plc | 5.844% non-cumulative step-up perpetual preferred securities4,5 | Issued by HSBC subsidiaries | – preferred securities
Disclosure of financial liabilities [line items]
Notional amount | £					£ 700,000,000
Financial liabilities		$ 684,000,000	947,000,000
Preferred securities rate		5.844%			5.844%	5.844%
HSBC Bank plc | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		$ 2,427,000,000	4,803,000,000
HSBC Bank plc | Undated Floating Rate Primary Capital Notes and 7.65% Subordinated Notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		1,720,000,000	1,850,000,000
HSBC Bank plc | $750m Undated Floating Rate Primary Capital Notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount		750,000,000
Financial liabilities		750,000,000	750,000,000
HSBC Bank plc | $500m Undated Floating Rate Primary Capital Notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount		500,000,000
Financial liabilities		500,000,000	500,000,000
HSBC Bank plc | $300m Undated Floating Rate Primary Capital Notes, Series 3 | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount		300,000,000
Financial liabilities		300,000,000	300,000,000
HSBC Bank plc | 7.65% subordinated notes6 | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount		$ 300,000,000
Borrowings interest rate		7.65%			7.65%	7.65%
Financial liabilities		$ 170,000,000	300,000,000
Borrowings		180,000,000
HSBC Bank plc | Subordinated Notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		$ 707,000,000	2,953,000,000
HSBC Bank plc | 6.50% subordinated notes7 | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £					£ 300,000,000
Borrowings interest rate		6.50%			6.50%	6.50%
Financial liabilities		$ 162,000,000	406,000,000
Borrowings | £					£ 135,000,000
HSBC Bank plc | 5.375% callable subordinated step-up notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £					£ 350,000,000
Borrowings interest rate		5.375%			5.375%	5.375%
Financial liabilities		$ 73,000,000	539,000,000
Borrowings | £					£ 61,000,000
HSBC Bank plc | 5.375% subordinated notes7 | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £					£ 500,000,000
Borrowings interest rate		5.375%			5.375%	5.375%
Financial liabilities		$ 186,000,000	900,000,000
Borrowings | £					£ 157,000,000
HSBC Bank plc | 6.25% subordinated notes7 | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £					£ 225,000,000
Borrowings interest rate		6.25%			6.25%	6.25%
Financial liabilities		$ 56,000,000	303,000,000
Borrowings | £					£ 70,000,000
HSBC Bank plc | 4.75% subordinated notes7 | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £					£ 600,000,000
Borrowings interest rate		4.75%			4.75%	4.75%
Financial liabilities			805,000,000
Borrowings | £					£ 237,000,000
The Hongkong and Shanghai Banking Corporation Limited | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		$ 400,000,000	400,000,000
The Hongkong and Shanghai Banking Corporation Limited | Primary capital undated floating rate notes (third series) | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount		400,000,000
Financial liabilities		400,000,000	400,000,000
HSBC Bank Malaysia Berhad | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		$ 0	120,000,000
HSBC Bank Malaysia Berhad | 5.05% subordinated bonds | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | RM						RM 500,000,000
Borrowings interest rate		5.05%			5.05%	5.05%
Financial liabilities		$ 0	120,000,000
HSBC Securities (USA) Inc. | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		223,000,000	222,000,000
HSBC Securities (USA) Inc. | 7.20% subordinated debentures | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount		$ 250,000,000
Borrowings interest rate		7.20%			7.20%	7.20%
Financial liabilities		$ 223,000,000	222,000,000
HSBC Bank USA, N.A. | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		1,405,000,000	1,642,000,000
HSBC Bank USA, N.A. | 5.875% subordinated notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount		$ 1,000,000,000						$ 1,000,000,000
Borrowings interest rate		5.875%			5.875%	5.875%
Financial liabilities		$ 339,000,000	456,000,000
Borrowings		357,000,000
HSBC Bank USA, N.A. | 5.625% subordinated notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount		$ 750,000,000						$ 750,000,000
Borrowings interest rate		5.625%			5.625%	5.625%
Financial liabilities		$ 366,000,000	489,000,000
Borrowings		383,000,000
HSBC Bank USA, N.A. | 7.00% subordinated notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount		$ 700,000,000
Borrowings interest rate		7.00%			7.00%	7.00%
Financial liabilities		$ 700,000,000	697,000,000
HSBC Bank Canada | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		0	9,000,000
HSBC Bank Canada | Other subordinated liabilities each less than $150m | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		0	9,000,000
Other HSBC Subsidiaries | Other subordinated liabilities each less than $200m | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		$ 55,000,000	$ 69,000,000
Three Month London Interbank Offered Rate LIBOR | Guaranteed By HSBC Holdings | 10.176% non-cumulative step-up perpetual preferred securities, series 23 | Issued by HSBC subsidiaries | – preferred securities
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis		4.98%			4.98%	4.98%
Sterling Overnight Interbank Average Rate (SONIA) | Guaranteed By HSBC Bank plc | 5.844% non-cumulative step-up perpetual preferred securities4,5 | Issued by HSBC subsidiaries | – preferred securities
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis		2.0366%			2.0366%	2.0366%
Sterling Overnight Interbank Average Rate (SONIA) | HSBC Bank plc | 5.375% callable subordinated step-up notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis		1.6193%			1.6193%	1.6193%

[1]	Subordinated liabilities changes during the year are attributable to repayments of $(1.8)bn (2021: $(0.9)bn; 2020: $(3.5)bn) of securities. Non-cash changes during the year included foreign exchange gains/(losses) of $(1.1)bn (2021: $(0.3)bn; 2020: $0.5bn) and fair value gains/(losses) of $(3.1)bn (2021: $(1.0)bn; 2020: $1.1bn).